9. Accounts Payable and Accrued Liabilities (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock issued for earnout consideration, value		$ 52,500
NetSpective [Member]
Stock issued for earnout consideration, shares	465,113
Stock issued for earnout consideration, value	$ 362,500